WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.6%
Education - 10.8%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Tapestry Charter School Project, Series A	5.000%	8/1/37	$825,000	$874,376
Build NYC Resource Corp., NY, Revenue:
Manhattan College Project, Refunding	5.000%	8/1/35	400,000	466,936
Manhattan College Project, Refunding	5.000%	8/1/36	500,000	581,695
New York State Dormitory Authority Revenue:
Pratt Institute, Series A, Refunding	5.000%	7/1/25	250,000	286,675
Pratt Institute, Series A, Refunding	5.000%	7/1/26	500,000	571,270
Pratt Institute, Series A, Refunding	5.000%	7/1/29	500,000	565,625
Rochester Institute of Technology, Series A, Refunding	5.000%	7/1/31	1,170,000	1,529,834
School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/30	2,000,000	2,570,800
State University Dormitory Facilities, Series B, Refunding	5.000%	7/1/31	1,300,000	1,520,506
State University Dormitory Facilities, Series B, Refunding	5.000%	7/1/32	1,400,000	1,630,328
State University Dormitory Facilities, Series B, Refunding	5.000%	7/1/36	1,835,000	2,118,342
Syracuse, NY, Industrial Development Agency, Syracuse City School District Project, Series A, State Aid Withholding	4.000%	5/1/33	1,300,000	1,541,813
Troy, NY, Capital Resource Corp., Rensselaer Polytechnic Institute Project, Refunding	5.000%	9/1/27	2,000,000	2,429,100

Total Education				16,687,300

Health Care - 15.0%
Build NYC Resource Corp., NY, Revenue:
New York Methodist Hospital Project, Refunding	5.000%	7/1/26	600,000	683,346
New York Methodist Hospital Project, Refunding	5.000%	7/1/28	1,000,000	1,132,290
New York Methodist Hospital Project, Refunding	5.000%	7/1/29	400,000	451,544
The Children’s Aid Society Project	4.000%	7/1/44	480,000	543,826
Nassau County, NY, Local Economic Assistance Corp. Revenue, South Nassau Communities Hospital Project, Refunding	5.000%	7/1/27	5,690,000	6,080,618
New York State Dormitory Authority Revenue, Northwell Health Obligated Group, Series B-3	5.000%	5/1/26	5,000,000	5,933,400	(a)(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2020 Quarterly Report	1

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - continued
Oneida County, NY, Local Development Corp.:
Mohawk Valley Health System Project, Series A, Refunding, AGM	5.000%	12/1/30	$1,500,000	$1,973,610
Mohawk Valley Health System Project, Series A, Refunding, AGM	4.000%	12/1/32	1,000,000	1,200,830
Suffolk County, NY, Economic Development Corp. Revenue, Catholic Health Services of Long Island Obligated Group Project	5.000%	7/1/22	5,000,000	5,175,550

Total Health Care				23,175,014

Housing - 2.8%
New York City, NY, HDC Revenue, New York City Housing Authority Program, Series A	5.000%	7/1/22	4,000,000	4,335,240

Industrial Revenue - 3.3%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper NY Inc. Project, Refunding	4.500%	1/1/25	900,000	946,170	(c)(d)
New York City, NY, Trust for Cultural Resources, Lincoln Center for the Performing Arts, Inc., Series A, Refunding	5.000%	12/1/31	1,800,000	2,350,674
New York State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	500,000	553,455	(d)
Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue, Covanta Project, Series B, Refunding	3.500%	11/1/24	1,250,000	1,284,613	(c)

Total Industrial Revenue				5,134,912

Local General Obligation - 0.4%
Nassau County, NY, General Improvement, GO, Series B, AGM	5.000%	7/1/42	500,000	612,115

Power - 4.2%
Long Island, NY, Power Authority Electric System Revenue:
Series B, Refunding	1.650%	9/1/24	1,750,000	1,805,493	(a)(b)
Series B, Refunding	0.850%	9/1/25	2,500,000	2,512,850	(a)(b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.050%	7/1/42	70,000	48,300	*(e)
Series DDD, Refunding	5.000%	7/1/21	275,000	189,750	*(e)
Series TT	5.000%	7/1/37	450,000	310,500	*(e)

See Notes to Schedule of Investments.

2	Western Asset Intermediate Maturity New York Municipals Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Power - (continued)
Series XX	5.250%	7/1/40	$180,000	$124,425	*(e)
Utility Debt Securitization Authority, NY, Revenue, Restructuring, Series TE	5.000%	12/15/27	1,250,000	1,438,725

Total Power				6,430,043

Pre-Refunded/Escrowed to Maturity - 4.4%
MTA, NY, Transportation Revenue, Series A	5.000%	11/15/25	1,500,000	1,587,390	(f)
Nassau County, NY, Local Economic Assistance Corp. Revenue, Winthrop University Hospital Assistance Project, Refunding	5.000%	7/1/27	2,000,000	2,176,860	(f)
New York State Dormitory Authority Revenue, North Shore Long Island Jewish Obligated Group, Series A	5.000%	5/1/26	3,000,000	3,096,090	(f)

Total Pre-Refunded/Escrowed to Maturity				6,860,340

Special Tax Obligation - 23.2%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	3,000,000	3,630,000
New York City, NY, TFA Future Tax Secured Revenue, Series C	4.000%	5/1/39	2,285,000	2,690,885
New York State Convention Center Development Corp. Revenue:
CAB, Subordinated Lien, Hotel Unit Fee Secured, Series B	0.000%	11/15/33	4,240,000	2,846,948
CAB, Subordinated Lien, Hotel Unit Fee Secured, Series B	0.000%	11/15/35	8,830,000	5,474,953
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 1 Bonds, Series C, Refunding	5.000%	3/15/39	3,515,000	4,337,897
Group 3, Series E, Refunding	5.000%	3/15/38	2,500,000	3,130,000
Group C, Series A	5.000%	3/15/42	3,060,000	3,679,160
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/44	4,000,000	4,913,920
Transportation, Series A	5.000%	3/15/23	500,000	559,760
Transportation, Series A	5.000%	3/15/25	1,000,000	1,115,700
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	210,000	178,414
Restructured, Series A-1	4.550%	7/1/40	40,000	42,599
Restructured, Series A-1	5.000%	7/1/58	495,000	528,511
Restructured, Series A-2	4.329%	7/1/40	70,000	73,501

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2020 Quarterly Report	3

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - (continued)
Restructured, Series A-2A	4.550%	7/1/40	$1,130,000	$1,203,427
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan, Subordinated Lien, Series B	5.000%	10/1/25	1,600,000	1,577,024

Total Special Tax Obligation				35,982,699

Transportation - 27.9%
Albany County, NY, Airport Authority Revenue, Series B, Refunding	5.000%	12/15/23	1,225,000	1,381,604	(d)
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Series A	5.000%	11/15/34	5,000,000	5,927,600
MTA, NY, Transportation Revenue, Green Bond, Series A-2	5.000%	5/15/30	1,250,000	1,449,163	(a)(b)
New York State Thruway Authority Revenue:
Series L, Refunding	5.000%	1/1/31	1,750,000	2,196,862
Series L, Refunding	5.000%	1/1/32	1,250,000	1,558,787
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	1,200,000	1,315,596	(d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	5,100,000	5,561,448	(d)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 185	5.000%	9/1/25	2,000,000	2,321,700	(d)
Consolidated Series 185	5.000%	9/1/26	5,935,000	6,856,765	(d)
Consolidated Series 193, Refunding	5.000%	10/15/30	8,000,000	9,496,560	(d)
Triborough Bridge & Tunnel Authority, NY, Revenue, General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	4,000,000	5,063,240

Total Transportation				43,129,325

Water & Sewer - 6.6%
Buffalo, NY, Municipal Water Finance Authority, Water System Revenue:
Series A, Refunding	5.000%	7/1/26	900,000	1,080,657
Series A, Refunding	5.000%	7/1/27	1,000,000	1,199,680
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series AA, Refunding	5.000%	6/15/32	1,250,000	1,669,900
New York State Environmental Facilities Corp., Clean Water and Drinking Water Revolving Funds Revenue:
NYC Municipal Water Authority Projects - Second Resolution, Subordinated, Series A	5.000%	6/15/23	1,250,000	1,416,712

See Notes to Schedule of Investments.

4	Western Asset Intermediate Maturity New York Municipals Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - (continued)
NYC Municipal Water Authority Projects - Second Resolution, Subordinated, Series A	5.000%	6/15/24	$1,500,000	$1,691,100
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	850,000	874,438
Western Nassau County, NY, Water Authority, Water System Revenue:
Series A	5.000%	4/1/31	250,000	293,413
Series A	5.000%	4/1/32	700,000	817,817
Series A	5.000%	4/1/34	1,040,000	1,206,878

Total Water & Sewer				10,250,595

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $144,600,720)				152,597,583

SHORT-TERM INVESTMENTS - 0.8%
MUNICIPAL BONDS - 0.8%
Education - 0.1%
Nassau County, NY, Industrial Development Agency Revenue, Cold Spring Harbor Laboratory, Refunding, SPA - TD Bank N.A.	0.010%	1/1/34	100,000	100,000	(g)(h)

General Obligations - 0.2%
New York City, NY, GO, Subseries G-6, LOC - Mizuho Bank Ltd.	0.020%	4/1/42	400,000	400,000	(g)(h)

Other - 0.2%
New York City, NY, TFA Revenue Future Tax Secured, Subordinated, Series A, SPA - JPMorgan Chase & Co.	0.020%	8/1/45	300,000	300,000	(g)(h)

Tax Allocation - 0.1%
New York City, NY, TFA Revenue Future Tax Secured, Subordinated, Subseries B-4, SPA - JPMorgan Chase & Co.	0.020%	8/1/42	100,000	100,000	(g)(h)

Transportation - 0.1%
Pennsylvania State Turnpike Commission Revenue, Second Series, Refunding, LOC - TD Bank N.A.	0.070%	12/1/38	200,000	200,000	(g)(h)

Water & Sewer - 0.1%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	0.030%	6/15/33	100,000	100,000	(g)(h)

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,200,000)				1,200,000

TOTAL INVESTMENTS - 99.4% (Cost - $145,800,720)				153,797,583
Other Assets in Excess of Liabilities - 0.6%				940,910

TOTAL NET ASSETS - 100.0%				$154,738,493

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2020 Quarterly Report	5

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	The coupon payment on these securities is currently in default as of August 31, 2020.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
CAB	— Capital Appreciation Bonds
GO	— General Obligation
HDC	— Housing Development Corporation
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority

At August 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	40	12/20	$8,955,730	$8,836,250	$119,480

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	Western Asset Intermediate Maturity New York Municipals Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Maturity New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk

7

Notes to Schedule of Investments (unaudited) (continued)

premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$152,597,583	—	$152,597,583
Short-Term Investments†	—	1,200,000	—	1,200,000

Total Investments	—	$153,797,583	—	$153,797,583

Other Financial Instruments:
Futures Contracts	$119,480	—	—	$119,480

Total	$119,480	$153,797,583	—	$153,917,063

†	See Schedule of Investments for additional detailed categorizations.

9